Pensions and other post-employment benefits - Investment Strategies (Details) - Defined benefit plans and post-retirement benefits plans - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Investment strategies
Equity securities	€ 1,758	€ 1,858
Fixed income securities	17,398	17,854
Insurance contracts	901	1,013
Real estate	1,332	1,350
Short-term investments	555	723
Other	2,535	2,737
Total plan assets	€ 24,479	€ 25,535
Equity securities (as a percent)	7.00%	7.00%
Debt securities (as a percent)	71.00%	70.00%
Insurance contracts (as a percent)	4.00%	4.00%
Real estate (as a percent)	5.00%	5.00%
Short-term investments (as a percent)	2.00%	3.00%
Other (as a percent)	11.00%	11.00%
Total (as a percent)	100.00%	100.00%
Level 1
Investment strategies
Equity securities	€ 1,735	€ 1,857
Fixed income securities	17,195	17,810
Short-term investments	515	709
Other	114
Total plan assets	19,559	20,376
Unquoted
Investment strategies
Equity securities	23	1
Fixed income securities	203	44
Insurance contracts	901	1,013
Real estate	1,332	1,350
Short-term investments	40	14
Other	2,421	2,737
Total plan assets	€ 4,920	€ 5,159